Debt securities in issue - Changes in debt securities in issue (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt securities in issue [Abstract]
Opening balance	€ 82,065	€ 118,528
Additions	42,208	65,308
Redemptions / Disposals	(32,233)	(99,212)
Exchange rate differences	955	(3,403)
Other movements	(1,156)	844
Closing balance	€ 91,840	€ 82,065